Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Fundamental Global Real Estate Fund

(the Fund) a series of Schwab Capital Trust (the Registrant)

    (File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated February 28, 2017 to the Fund’s prospectus, dated June 30, 2016, as supplemented December 1, 2016, and February 2, 2017. The purpose of this filing is to submit, in XBRL, the 497 dated February 28, 2017.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0650.

Respectfully,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President and Corporate Counsel